RELATED PARTY TRANSACTIONS, Investments in Loans (FY) (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments in Loans [Abstract]
Amount of co-investments held	$ 0	$ 0
Sale of assigned rights	$ 1,208,216	$ 1,600,000